Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for the fiscal years listed below. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The term “compensation actually paid” in this Pay versus Performance section refers to Compensation Actually Paid calculated in accordance with Item 402(v) of Regulation S-K and does not reflect compensation actually earned, realized, or received by the NEOs. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the fiscal years listed below. Note that compensation for our NEOs other than our principal executive officer (“PEO”) is reported as an average.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Income ($M)	Net Operating Income Growth (%)

2025	$10,762,352	$7,288,086	$2,410,065	$1,388,755	$169	$130	$593	(0.3)%
2024	$3,929,548	$5,349,450	$1,802,258	$2,543,095	$173	$142	$(96)	4.5%
2023	$4,073,841	$4,504,198	$1,923,812	$2,332,191	$149	$118	$(157)	9.3%
2022	$2,858,721	$2,289,229	$1,677,369	$1,442,471	$135	$111	$92	14.2%
2021	$5,445,198	$7,581,973	$2,985,094	$3,467,622	$146	$164	$(5)	4.1%

(1)
For each fiscal year, our PEO and non-PEO NEOs (“other NEOs”) consisted of the individuals indicated in the table below:

	2021	2022	2023	2024	2025

PEO	Wes Powell	Wes Powell	Wes Powell	Wes Powell	Wes Powell

Other NEOs	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield

Other NEOs	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson

(2)
The values shown in this column reflect the “Total” compensation set forth in the Summary Compensation Table in this Proxy Statement or the applicable historical proxy statement. Please refer to the footnotes of the applicable Summary Compensation Table for further detail regarding the amounts set forth in this column.
(3)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted for the last completed fiscal year as follows:

	2025

	Wes Powell	Average Other NEOs Other NEOs

Summary Compensation Table Total	$10,762,352	$2,410,065
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(2,956,757)	$(1,019,925)
Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$1,886,643	$650,791
Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(2,998,756)	$(1,008,733)
Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(227,385)	$(166,336)
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$821,989	$522,893
Total Adjustments (a)	$(3,474,266)	$(1,021,310)
Compensation Actually Paid Total	$7,288,086	$1,388,755

(a)
The NEOs have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years. In addition, no applicable NEO awards that were granted in a given fiscal year vested in such fiscal year or were forfeited. Therefore, no adjustments were needed for such items.
(4)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely time-vested restricted stock and LTIP Unit awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for market-based performance restricted stock, stock option, and LTIP Unit awards, the probable outcome of the performance condition to which such awards are subject calculated by a third-party consultant using a Monte Carlo valuation model in accordance with FASB ASC Topic 718 as of the applicable year-end date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in the 2025 Annual Report and in the Annual Report on Form 10-K for prior fiscal years.
(5)
For the relevant fiscal year, represents the cumulative TSR of Aimco and of the FTSE Nareit Equity Apartments Index (the “Peer Group TSR”) based on an initial fixed $100 invested as of December 31, 2020, through the end of the listed fiscal year in our Common Stock and in the FTSE Nareit Equity Apartments Index, respectively. The FTSE Nareit Equity Apartments Index is a published industry index that we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2025 Annual Report. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.

Company Selected Measure Name	NetOperatingIncomeGrowth
Named Executive Officers, Footnote
(1)
For each fiscal year, our PEO and non-PEO NEOs (“other NEOs”) consisted of the individuals indicated in the table below:

	2021	2022	2023	2024	2025

PEO	Wes Powell	Wes Powell	Wes Powell	Wes Powell	Wes Powell

Other NEOs	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield	Lynn Stanfield

Other NEOs	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson	Jennifer Johnson

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of Aimco and of the FTSE Nareit Equity Apartments Index (the “Peer Group TSR”) based on an initial fixed $100 invested as of December 31, 2020, through the end of the listed fiscal year in our Common Stock and in the FTSE Nareit Equity Apartments Index, respectively. The FTSE Nareit Equity Apartments Index is a published industry index that we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2025 Annual Report. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.
PEO Total Compensation Amount	$ 10,762,352	$ 3,929,548	$ 4,073,841	$ 2,858,721	$ 5,445,198
PEO Actually Paid Compensation Amount	$ 7,288,086	5,349,450	4,504,198	2,289,229	7,581,973
Adjustment To PEO Compensation, Footnote
(3)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted for the last completed fiscal year as follows:

	2025

	Wes Powell	Average Other NEOs Other NEOs

Summary Compensation Table Total	$10,762,352	$2,410,065
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(2,956,757)	$(1,019,925)
Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$1,886,643	$650,791
Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(2,998,756)	$(1,008,733)
Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(227,385)	$(166,336)
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$821,989	$522,893
Total Adjustments (a)	$(3,474,266)	$(1,021,310)
Compensation Actually Paid Total	$7,288,086	$1,388,755

(a)
The NEOs have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years. In addition, no applicable NEO awards that were granted in a given fiscal year vested in such fiscal year or were forfeited. Therefore, no adjustments were needed for such items.

Non-PEO NEO Average Total Compensation Amount	$ 2,410,065	1,802,258	1,923,812	1,677,369	2,985,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,388,755	2,543,095	2,332,191	1,442,471	3,467,622
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted for the last completed fiscal year as follows:

	2025

	Wes Powell	Average Other NEOs Other NEOs

Summary Compensation Table Total	$10,762,352	$2,410,065
Deduction for amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(2,956,757)	$(1,019,925)
Change in fair value of awards granted during applicable FY that remain outstanding and unvested as of applicable FY end, determined as of applicable FY end	$1,886,643	$650,791
Change in fair value of awards granted during any prior FY that were outstanding and unvested as of applicable FY end, determined based on change in fair value from prior FY end to applicable FY end	$(2,998,756)	$(1,008,733)
Change in fair value of awards granted during any prior FY that vested during applicable FY, determined based on change in fair value from prior FY end to vesting date	$(227,385)	$(166,336)
Increase based on dividends or other earnings paid during applicable FY prior to vesting date	$821,989	$522,893
Total Adjustments (a)	$(3,474,266)	$(1,021,310)
Compensation Actually Paid Total	$7,288,086	$1,388,755

(a)
The NEOs have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years. In addition, no applicable NEO awards that were granted in a given fiscal year vested in such fiscal year or were forfeited. Therefore, no adjustments were needed for such items.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

•
Net Operating Income Growth;
•
Absolute TSR; and
•
Relative TSR.

For additional details regarding our most important financial performance measures, please refer to the “Compensation Discussion and Analysis” in this Proxy Statement.

Total Shareholder Return Amount	$ 169	173	149	135	146
Peer Group Total Shareholder Return Amount	$ 130	$ 142	$ 118	$ 111	$ 164
Company Selected Measure Amount	(0.003)	0.045	0.093	0.142	0.041
PEO Name	Wes Powell
Net Income	$ 593,000,000	$ (96,000,000)	$ (157,000,000)	$ 92,000,000	$ (5,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Net Operating Income Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,474,266)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,956,757)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,886,643
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,998,756)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,385)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	821,989
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,021,310)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,019,925)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	650,791
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,008,733)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,336)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 522,893